Net Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended	24 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment
Gross property, plant and equipment	$ 2,072	$ 2,072	$ 1,830
Accumulated depreciation and amortization	(1,066)	(1,066)	(999)
Net property, plant and equipment	$ 1,006	1,006	831
Minimum
Property, plant and equipment
Useful Lives	3 years
Maximum
Property, plant and equipment
Useful Lives	30 years
Land and improvements
Property, plant and equipment
Gross property, plant and equipment	$ 214	$ 214	185
Land and improvements | Minimum
Property, plant and equipment
Useful Lives		3 years
Land and improvements | Maximum
Property, plant and equipment
Useful Lives		15 years
Buildings and improvements
Property, plant and equipment
Useful Lives		30 years
Gross property, plant and equipment	486	$ 486	405
Machinery and equipment
Property, plant and equipment
Gross property, plant and equipment	1,142	$ 1,142	1,025
Machinery and equipment | Minimum
Property, plant and equipment
Useful Lives		3 years
Machinery and equipment | Maximum
Property, plant and equipment
Useful Lives		20 years
Vessels and vehicles
Property, plant and equipment
Gross property, plant and equipment	140	$ 140	150
Vessels and vehicles | Minimum
Property, plant and equipment
Useful Lives		3 years
Vessels and vehicles | Maximum
Property, plant and equipment
Useful Lives		18 years
Office furniture and fixtures
Property, plant and equipment
Useful Lives		5 years
Gross property, plant and equipment	32	$ 32	27
Construction in progress
Property, plant and equipment
Gross property, plant and equipment	58	$ 58	$ 38
Capitalized interest	$ 4